Note 6 - Convertible Debt: Allocation of the Proceeds of Convertible Debt (Details) - Principal	Jun. 30, 2025 USD ($)
Fair value of the warrants issued	$ 802,589
Debt Instrument, Unamortized Discount	(600,000)
Initial finance cost	$ 202,589